FAIR VALUE - Asset Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Money market funds | Cash and Cash Equivalents
Fair Value
Investments at fair value	$ 9,000
Money market funds | Restricted Investment
Fair Value
Investments at fair value	400
Fixed Income | Restricted Investment
Fair Value
Investments at fair value	18,900
Mutual funds, equity and alternative investments | Investments
Fair Value
Investments at fair value	36,500
Money market and mutual funds | Other Non current Assets
Fair Value
Investments at fair value	700
Ardellis Insurance Ltd.
Fair Value
Total Fair Value	55,415	$ 40,777
Estimate of Fair Value Measurement | Recurring
Fair Value
Investments at fair value	65,528	46,045
Assets at fair value	65,528	46,045
Estimate of Fair Value Measurement | Recurring | Money market funds
Fair Value
Investments at fair value	9,411	4,662
Estimate of Fair Value Measurement | Recurring | Fixed Income
Fair Value
Investments at fair value	18,578	16,470
Estimate of Fair Value Measurement | Recurring | Treasury securities
Fair Value
Investments at fair value	342
Estimate of Fair Value Measurement | Recurring | Equity
Fair Value
Investments at fair value	20,163	12,602
Estimate of Fair Value Measurement | Recurring | Alternative Investments
Fair Value
Investments at fair value	3,785	2,040
Estimate of Fair Value Measurement | Recurring | Mutual Fund
Fair Value
Investments at fair value	13,249	10,271
Estimate of Fair Value Measurement | Recurring | Domestic stock
Fair Value
Investments at fair value	10,910	8,088
Estimate of Fair Value Measurement | Recurring | International stock funds
Fair Value
Investments at fair value	1,687	1,440
Estimate of Fair Value Measurement | Recurring | Target funds
Fair Value
Investments at fair value	23	114
Estimate of Fair Value Measurement | Recurring | Bond funds
Fair Value
Investments at fair value	146	147
Estimate of Fair Value Measurement | Recurring | Alternative funds
Fair Value
Investments at fair value	483	482
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value
Investments at fair value	35,441	23,138
Assets at fair value	35,441	23,138
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value
Investments at fair value	19	19
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Fixed Income
Fair Value
Investments at fair value	1,668	246
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Treasury securities
Fair Value
Investments at fair value	342
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Equity
Fair Value
Investments at fair value	20,163	12,602
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Mutual Fund
Fair Value
Investments at fair value	13,249	10,271
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock
Fair Value
Investments at fair value	10,910	8,088
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value
Investments at fair value	1,687	1,440
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value
Investments at fair value	23	114
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value
Investments at fair value	146	147
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Alternative funds
Fair Value
Investments at fair value	483	482
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2)
Fair Value
Investments at fair value	26,302	20,867
Assets at fair value	26,302	20,867
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value
Investments at fair value	9,392	4,643
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Fixed Income
Fair Value
Investments at fair value	16,910	16,224
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3)
Fair Value
Investments at fair value	3,785	2,040
Assets at fair value	3,785	2,040
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3) | Alternative Investments
Fair Value
Investments at fair value	$ 3,785	$ 2,040